Investment Strategy - JPMorgan International Dynamic ETF	Jan. 09, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund will invest predominantly in equity securities of foreign companies, particularly those of issuers in foreign developed markets. Developed markets include Australia, Israel, Japan, New Zealand, Singapore, the United Kingdom, most of the countries of Western Europe and Hong Kong. Although the Fund may invest in securities of any capitalization, it will invest predominantly in the securities of large and mid capitalization companies. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the MSCI EAFE Index[1] (which includes both large cap and mid cap companies). The Fund is also generally not limited by any style or sector.The equity securities in which the Fund invests include, but are not limited to, common stock and depositary receipts. The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. However, a substantial portion (if not all) of the Fund's foreign investments will be denominated in foreign currencies, and the Fund may, but does not currently expect to, hedge its currency exposure. The adviser may adjust the Fund’s exposure to each currency based on its view of the markets and issuers. The adviser may also increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund primarily utilizes exchange-traded futures for the efficient management of cash flows. Investment Process: The Fund is generally managed as a core, “best ideas” portfolio. In managing the Fund, the adviser combines a bottom-up fundamental process with the portfolio managers’ insights and data-driven insights seeking to add excess return through stock selection. The adviser seeks to construct a portfolio of companies that it believes to have sound fundamentals and an improving outlook at a reasonable valuation. While the Fund’s assets will usually be invested in a number of different countries, the Fund may at times invest most or all of the assets in a limited number of these countries. The adviser will, however, try to choose a wide range of industries and companies of varying sizes. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The Fund may sell securities if the adviser’s conviction in a security changes, if the issuer’s fundamentals change, or if the adviser believes the security is no longer attractively valued. Investments may also be sold if certain adverse political and economic events occur or if the adviser identifies a security that it believes offers a better investment opportunity.